Derivative and Hedging Activities - Information Regarding Derivative Financial Instruments (Details) - Designated as Hedging Instrument - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Amount of designated hedged items	$ 2,000,000	$ 2,000,000
Fair Value Hedging
Derivative [Line Items]
Amount of designated hedged items	2,000,000	2,000,000
Fair Value Hedging | Other Assets
Derivative [Line Items]
Derivative Asset	0
Fair Value Hedging | Other Liabilities
Derivative [Line Items]
Derivative Liabilities	0
Interest Rate Swap
Derivative [Line Items]
Amount of designated hedged items	2,000,000	2,000,000
Interest Rate Swap | Fair Value Hedging
Derivative [Line Items]
Amount of designated hedged items	2,000,000	$ 2,000,000
Interest Rate Swap | Fair Value Hedging | Other Assets
Derivative [Line Items]
Derivative Asset	0
Interest Rate Swap | Fair Value Hedging | Other Liabilities
Derivative [Line Items]
Derivative Liabilities	$ 0